Warranty Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued Warranty [Line Items]
Beginning balance	$ 29,382	177,869	162,133
Warranty provision	6,827	41,327	33,108
Warranty reversal	(2,127)	(12,875)	(9,958)
Warranty claims	(4,116)	(24,915)	(7,414)
Ending balance	$ 29,966	181,406	177,869